Trade, other payables and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Trade, Other Payables and Financial Liabilities

	2022	2021
Account payables	$166,660	$112,596
Account payables to related parties	1,004	7,948

	167,664	120,544
Others	1,175	786

	$168,839	$121,330